FINANCIAL ASSETS AND LIABILITIES - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 3,444,636	R$ 3,927,542
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(161,108)	(154,618)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,181,795	3,514,756
Up to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	203,143	376,868
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	48,968	40,389
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	18,146	20,254
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 153,692	R$ 129,893